                         PFL IMMEDIATE INCOME BUILDER

                                   Issued by

                      Transamerica Life Insurance Company

                         Supplement Dated March 1, 2001
                                     to the
                          Prospectus dated May 1, 2000




Effective March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company, subject to obtaining the necessary approvals. Therefore, all references to PFL Life Insurance Company in your prospectus and the Statement of Additional Information should be read accordingly.



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           Please Note:

                  Aside from a new name, your contract remains unaffected.
                  All of the terms, conditions, rights and benefits remain unchanged.
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                This Prospectus Supplement must be accompanied
                           by the Prospectus for the
                PFL Immediate Income Builder dated May 1, 2000